Convertible Notes and Interest Notes: (Details Text) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Convertible Notes and Interest Notes: [Abstract]
Summary fourth quarter 2015 debt restructuring	During the fourth quarter of 2015, we issued approximately $13.4 million aggregate principal amount of new 11% Senior Secured Convertible Notes due December 31, 2018 (the "New Notes") and modified, amended and extended the maturity date of approximately $43.7 million aggregate principal amount of previously outstanding convertible notes, interest notes and accrued interest from December 31, 2015 to December 31, 2018 (the “Modified Notes and, together with the New Notes, the "2018 Convertible Notes"). The New Notes are comprised of approximately $12.3 million aggregate principal amount of 2018 Convertible Notes, issued with an original issue discount of 2.5% of the principal amount, and approximately $1.1 million of additional 2018 Convertible Notes representing 2.5% of the extended principal and interest amount due to the note holders as a restructuring fee.The total cost of the new issuance and restructuring of the 2018 Convertible Notes was approximately $2.4 million, which includes approximately $1.4 million of extension and issuance fees that were expensed and approximately $1.0 million associated with legal and associated transactional fees that were capitalized. Approximately $30.7 million aggregate principal amount of the Modified Notes and $10.7 million aggregate principal amount, respectively, of the New Notes were issued to related parties which exercised control or direction over more than 10% of our Class A common shares prior to the transactions and as a result, those portions of the transactions were considered to be related party transactions.
CVR percent		5.468%
2018 convertible notes interest rate		11.00%
2018 convertible note conversion rate per thousand		333.3333
2018 convertible note conversion rate per share		$ 3
outstanding 2022 convertible notes		$ 1.0
2022 convertible note interest rate		5.50%
2022 convertible note conversion rate per share		$ 7.54
Carrying value of 2018 convertible notes		$ 36.8
Carrying value of 2022 convertible notes		1.0
Interest notes		$ 6.2
Terms of 2018 convertible notes		The 2018 Notes are secured by substantially all of our assets and are subject to certain terms including: (1) the Award and the Mining Data, or any payments made thereon, may not be pledged without consent of holders comprising at least 75% in aggregate principal amount of outstanding 2018 Notes; (2) subject to certain exceptions, we may not incur any additional indebtedness without consent of holders comprising at least 75% in aggregate principal amount of the outstanding 2018 Notes; (3) the Company may not engage in any future financings whether by private placement or otherwise, without the consent of the Majority Holders which expires upon the earliest of (i) a substantial majority of the Awards proceeds being distributed to the shareholders and (ii) December 31, 2016. Thereafter, to the extent the 2018 Notes remain outstanding, each holder of the Secured Notes will have the right to participate, on a pro-rata basis based on the amount of equity it holds, including Class A common shares issuable upon conversion of convertible securities, in any future equity (or equity-linked) or debt financing; (4) the 2018 Notes shall be redeemable on a pro-rata basis, by us at the note holders’ option, for an amount of cash equal to 120% of the outstanding principal balance upon (a) the issuance of a final Arbitration Award, with respect to which enforcement has not been stayed and no annulment proceeding is pending, or (b) our receipt of proceeds from the sale of the Mining Data; provided we shall only be obligated to make a redemption to the extent net cash proceeds received are in excess of $20,000,000, net of taxes and $13,500,000 to fund professional fees and expenses and accrued and unpaid prospective operating expenses; (5) capital expenditures (including exploration and related activities) shall not exceed an aggregate of $500,000 in any 12-month period without the prior consent of holders of a majority in the aggregate principal amount of the outstanding 2018 Notes; (6) subject to certain exceptions, we shall not incur, create or suffer to exist any liens securing indebtedness without consent of holders comprising at least 75% in aggregate principal amount of the outstanding 2018 Notes; and (7) we shall not agree with any holder of the 2018 Notes to any amendment or modification to any terms of any security issued under the indenture governing the 2018 Notes, provide any fees or other compensation whether in cash or in-kind to any holder of such securities, or engage in the repurchase, redemption or other defeasance of any such security without offering such terms, compensation or defeasance to all holders of the 2018 Notes on an equitable and pro-rata basis.
Effective interest rate		27.00%
Equity portion of notes		$ 18.2
Loss on fourth quarter 2015 restructuring	$ 0.5
Notes converted		$ 7.2
Conversion price		$ 3.00
Shares issued upon conversion		2.4
Face value convertible notes		$ 50.9
Face value interest notes		$ 6.2